Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events
17.	Subsequent Events

a) On February 22, 2012, Wuxi Zastron-Flex entered into a Contract of Land Use Right Acquisition with the Government for land of approximately 159,890 square feet at a consideration of approximately $1,600 (RMB10,027).

b) Subsequent to the balance sheet date, the Company obtained bank facilities in an aggregate of $50,000 and RMB 350,000 from two banks.